RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Schedule of related party transactions
A summary of transactions with related parties and affiliated companies for the six months ended June 30, 2025 and 2024 was as follows:

(in thousands of $)	2025	2024
Revenues and other operating income
Seatankers Management Co. Ltd	1,877	1,109
SFL	1,048	1,837
Golden Ocean	48	748
Flex LNG Ltd	795	736
Avance Gas	572	929
TFG Marine	338	186
Total revenues and other operating income	4,678	5,545

Operating expenses
Front Ocean Management	1,544	1,558
Seatankers Management Norway AS	—	351
Seatankers Management Co. Ltd	456	215
Total operating expenses	2,000	2,124

Other income (expenses)
Shareholder loan facility finance expense	—	(10,936)
Revolving credit facility finance expense	—	(6,903)
FMS Holdco share of results	712	711
TFG Marine share of results	405	(1,631)
Total other income (expenses)	1,117	(18,759)
A summary of balances due from related parties and affiliated companies as of June 30, 2025 and December 31, 2024 was as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
SFL	4,410	4,265
Seatankers Management Co. Ltd	6,336	2,647
Golden Ocean	—	178
Alta Trading UK Limited	—	11
Flex LNG Ltd	839	516
TFG Marine	166	227
Avance Gas	—	560
Other related parties and affiliated companies	29	128
Related party and affiliated company receivables	11,780	8,532
A summary of balances due to related parties and affiliated companies as of June 30, 2025 and December 31, 2024 was as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
SFL	7,631	7,380
Seatankers Management Co. Ltd	1,993	1,153
Golden Ocean	—	1,283
Flex LNG Ltd	515	686
TFG Marine	19,449	24,390
Front Ocean Management	9	5
Avance Gas	—	473
Related party and affiliated company payables	29,597	35,370
The total amount of the remuneration earned by all directors and key management personnel for their services in the six months ended June 30, 2025 and 2024 was as follows:

(in thousands of $)	2025	2024
Total remuneration	2,258	5,416
of which:
Paid in capacity as directors	115	2,440
Other remuneration	2,143	2,976
Total remuneration consists of a fixed and a variable component, summarized as follows:

(in thousands of $)	2025	2024
Total fixed remuneration	468	464
of which:
Cost of pension	17	15
Total variable remuneration	1,790	4,952
of which:
Share based payments	1,790	4,952